Earnings / (loss) per share - Textual (Details)	12 Months Ended
	Jan. 31, 2019 shares	Jan. 31, 2018 shares	Jan. 31, 2017 shares
Disclosure of analysis of other comprehensive income by item [line items]
Number of share options outstanding in share-based payment arrangement	9,168,396	8,577,236	7,383,401
Number of other equity instruments outstanding in share-based payment arrangement	814,256	275,877	0
Weighted average number of shares outstanding	85,702,000	65,434,000	61,549,000
Shares excluded from computation of earnings per share	8,094,227
Restricted Stock Units (RSUs)
Disclosure of analysis of other comprehensive income by item [line items]
Number of other equity instruments outstanding in share-based payment arrangement	814,256